Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	Land	Buildings	Machinery, equipment and facilities	Work in progress	Other (1)	Total
Average rate %		3.44	7.20		19.81
Accumulated cost	16,775,348	13,816,631	62,822,096	3,510,535	1,806,592	98,731,202
Accumulated depreciation		(4,294,038)	(28,541,598)		(909,526)	(33,745,162)
Balances at December 31, 2024	16,775,348	9,522,593	34,280,498	3,510,535	897,066	64,986,040
Additions	3,080	262	649,533	3,880,270	45,681	4,578,826
Write-offs	(64,222)	(54,566)	(152,457)		(154,907)	(426,152)
Depreciation		(434,875)	(4,123,031)		(287,270)	(4,845,176)
Transfers and other	5,980	896,470	3,524,210	(4,626,006)	201,995	2,649
Accumulated cost	16,720,186	14,589,194	66,353,229	2,764,799	1,830,011	102,257,419
Accumulated depreciation		(4,659,310)	(32,174,476)		(1,127,446)	(37,961,232)
Balances at December 31, 2025	16,720,186	9,929,884	34,178,753	2,764,799	702,565	64,296,187
Additions			229,652	1,587,554	402	1,817,608
Write-offs	(50,059)	(3,154)	(15,387)		(2,599)	(71,199)
Depreciation		(232,237)	(1,998,685)		(123,209)	(2,354,131)
Transfers and other	(1,430)	136,332	2,214,169	(2,476,946)	134,390	6,515
Accumulated cost	16,668,697	14,713,150	68,163,440	1,875,407	1,888,784	103,309,478
Accumulated depreciation		(4,882,325)	(33,554,938)		(1,177,235)	(39,614,498)
Balances at June 30, 2026	16,668,697	9,830,825	34,608,502	1,875,407	711,549	63,694,980
(1)Includes vehicles, furniture and utensils and computer equipment.

Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]
On June 30, 2026, property, plant and equipment items pledged as collateral, consisting mainly of the units of Ribas do Rio Pardo, Três Lagoas and Imperatriz are set forth below:

	Type of collateral	6/30/2026	12/31/2025
Land	Financial/Legal	25,184	25,562
Buildings	Financial	1,693,425	1,719,004
Machinery, equipment and facilities (1)	Financial	8,466,737	19,437,703
Work in progress	Financial	385,788	339,063
Other	Financial	61,203	48,475
		10,632,337	21,569,807
(1)The Company formalized, on January 30, 2026, the release of the fiduciary collateral over machinery and equipment associated with the Ribas do Rio Pardo pulp mill, previously pledged in favor of HSBC Corporate Trustee Company (UK) Limited, as Security Agent, and Finnish Export Credit Ltd. (FEC), in connection with the financing agreement entered into by the Company with Finnvera, totaling R$10,686,019. Following the termination of the financing agreement, the related assets were fully released from the collateral and any associated encumbrances.